PGIM Credit Income Fund
Schedule of Investments  (unaudited)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 129.2%
Asset-Backed Securities 19.5%
Automobiles 0.2%
Huntington Bank Auto Credit-Linked Notes, Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.639%(c)	05/20/32		203	$208,324
Collateralized Loan Obligations 17.1%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class D, 144A, 3 Month SOFR + 3.962% (Cap N/A, Floor 3.700%)	8.287(c)	01/20/34		1,100	1,100,967
Barings Euro CLO DAC (Ireland), Series 2024-01A, Class D, 144A, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 4.500%)	6.524(c)	07/20/37	EUR	1,000	1,179,096
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	8.475(c)	04/20/37		1,000	1,020,658
Carlyle Euro CLO DAC (Ireland), Series 2022-05A, Class CR, 144A, 3 Month EURIBOR + 4.150% (Cap N/A, Floor 4.150%)	6.089(c)	04/25/37	EUR	1,000	1,176,028
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	8.518(c)	01/25/37		1,500	1,508,761
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class D2R, 144A, 3 Month SOFR + 5.360% (Cap N/A, Floor 5.360%)	9.685(c)	04/20/37		1,000	1,005,706
Hayfin Emerald CLO DAC (Ireland), Series 05A, Class DR, 144A, 3 Month EURIBOR + 4.160% (Cap N/A, Floor 4.160%)	6.194(c)	11/17/37	EUR	1,000	1,175,404
KKR CLO Ltd. (United Kingdom), Series 2022-43A, Class DR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	9.268(c)	01/15/36		1,000	1,011,389
Monument CLO DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.386(c)	05/15/37	EUR	1,500	1,780,665
Nassau Euro CLO DAC (Ireland), Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	5.974(c)	07/20/38	EUR	1,000	1,178,631
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	8.971(c)	09/16/31		950	951,635
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.825(c)	04/20/37		1,000	1,009,014
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class D, 144A, 3 Month SOFR + 5.050% (Cap N/A, Floor 5.050%)	9.375(c)	01/20/36		1,000	1,002,499
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 5.150% (Cap N/A, Floor 5.150%)	9.475(c)	01/20/36		2,000	2,008,141
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.968(c)	04/16/36		1,500	1,512,185
					18,620,779
Consumer Loans 0.8%
Affirm Asset Securitization Trust, Series 2024-A, Class 1E, 144A	9.170	02/15/29		850	856,881
Credit Cards 0.9%
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32		1,000	1,007,575
Equipment 0.5%
MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class C, 144A	7.830	08/20/55		500	507,432

Total Asset-Backed Securities (cost $20,390,025)					21,200,991
Commercial Mortgage-Backed Securities 16.7%
ARES Trust, Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.700(c)	04/15/42		450	450,281
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	3.205(cc)	01/10/57		8,000	680,331
Series 2024-V06, Class XD, IO	3.502(cc)	03/15/57		6,000	586,760

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.739%(c)	07/15/41		700	$698,250
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.839(c)	08/15/26		927	924,680
BMO Mortgage Trust,
Series 2024-05C3, Class XD, IO, 144A	3.088(cc)	02/15/57		7,250	605,485
Series 2024-05C5, Class XD, IO, 144A	2.711(cc)	02/15/57		3,975	317,321

BPR Trust, Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	6.615(c)	09/15/38		1,000	997,526
BX Commercial Mortgage Trust,
Series 2024-AIRC, Class D, 144A, 1 Month SOFR + 3.089% (Cap N/A, Floor 3.089%)	7.239(c)	08/15/39		936	938,531
Series 2025-BCAT, Class E, 144A, 1 Month SOFR + 3.500% (Cap N/A, Floor 3.500%)	7.650(c)	08/15/42		958	960,381
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.642(c)	04/15/40		499	499,166
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.840(c)	04/15/40		499	499,166
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.850(c)	01/15/39		750	749,063
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.150(c)	02/15/35		1,000	1,000,000
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	7.091(c)	03/15/30		747	748,271
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	7.450(c)	06/15/35		940	939,607

GS Mortgage Securities Corp. Trust, Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.786(c)	11/25/41		205	205,290
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.690(c)	02/15/42		1,000	999,337
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.764(c)	03/15/36		1,000	942,793
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		1,000	1,046,595
Taurus DAC (United Kingdom), Series 2025-UK3A, Class E, 144A, SONIA + 3.800% (Cap N/A, Floor 0.000%)	7.876(c)	07/20/35	GBP	750	1,001,953
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.665(c)	05/15/31		1,300	1,296,855
WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 144A	7.982(cc)	07/15/40		1,000	1,016,737

Total Commercial Mortgage-Backed Securities (cost $18,393,291)					18,104,379
Corporate Bonds 44.8%
Aerospace & Defense 2.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(v)	8.750	11/15/30		2,000	2,156,220
Airlines 0.2%
United Airlines, Inc., Sr. Sec’d. Notes, 144A(v)	4.375	04/15/26		200	199,652
Apparel 0.8%
Wolverine World Wide, Inc., Gtd. Notes, 144A(v)	4.000	08/15/29		975	891,529
Auto Parts & Equipment 0.8%
Tenneco, Inc., Sr. Sec’d. Notes, 144A(v)	8.000	11/17/28		875	876,152
Banks 2.8%
Citigroup, Inc., Jr. Sub. Notes, Series CC(v)	7.125(ff)	08/15/29(oo)		470	485,778
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U(v)	3.650(ff)	08/10/26(oo)		1,000	979,686

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Royal Bank of Canada (Canada), Jr. Sub. Notes	7.500%(ff)	05/02/84		750	$789,375
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	7.250(ff)	07/31/84		785	825,817
					3,080,656
Building Materials 0.2%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28		175	169,217
Chemicals 2.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A(v)	3.375	09/01/31		300	265,977
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31		400	158,480
Gtd. Notes, 144A	8.500	01/12/31		200	79,240

Herens Midco Sarl (Luxembourg), Gtd. Notes	5.250	05/15/29	EUR	710	476,630
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes(v)	8.750	05/01/28	EUR	1,445	1,691,277
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A(v)	6.750	05/02/34		260	283,075
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A(v)	6.800	05/13/30		200	207,951
					3,162,630
Coal 0.4%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(v)	9.250	10/01/29		550	479,875
Commercial Services 0.3%
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		40	37,379
Autopistas del Sol SA (Costa Rica), Sr. Sec’d. Notes	7.375	12/30/30		245	242,967
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		95	98,733
					379,079
Computers 0.5%
McAfee Corp., Sr. Unsec’d. Notes, 144A(v)	7.375	02/15/30		575	534,240
Diversified Financial Services 0.8%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750	11/15/31		500	505,865
OneMain Finance Corp., Gtd. Notes	6.625	05/15/29		150	154,369
PennyMac Financial Services, Inc., Gtd. Notes, 144A(v)	5.750	09/15/31		250	248,085
					908,319
Electric 5.1%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes	7.750	02/02/27		168	169,672

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp., Sr. Unsec’d. Notes, 144A(v)	4.625%	02/01/29		575	$569,631
Eskom Holdings (South Africa), Sr. Unsec’d. Notes, MTN	8.450	08/10/28		404	432,405
NRG Energy, Inc., Jr. Sub. Notes, 144A(v)	10.250(ff)	03/15/28(oo)		1,800	1,965,185
PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55		50	51,470
Vistra Corp., Jr. Sub. Notes, 144A(v)	7.000(ff)	12/15/26(oo)		2,300	2,333,777
					5,522,140
Engineering & Construction 0.6%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		400	347,000
Sr. Sec’d. Notes, 144A(v)	5.500	07/31/47		300	260,250
					607,250
Entertainment 2.3%
Caesars Entertainment, Inc., Gtd. Notes, 144A(v)	4.625	10/15/29		1,100	1,051,608
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		75	73,167
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(v)	5.625	01/15/27		200	199,940
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(v)	6.625	03/01/30		500	464,537
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(v)	5.125	10/01/29		675	675,910
					2,465,162
Foods 1.0%
B&G Foods, Inc.,
Gtd. Notes(v)	5.250	09/15/27		225	217,537
Sr. Sec’d. Notes, 144A	8.000	09/15/28		125	121,185
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	296	351,863
Sr. Sec’d. Notes	8.125	05/14/30	GBP	125	160,337

Lamb Weston Holdings, Inc., Gtd. Notes, 144A(v)	4.125	01/31/30		200	192,089
					1,043,011
Forest Products & Paper 0.2%
LD Celulose International GmbH (Brazil), Sr. Sec’d. Notes, 144A(v)	7.950	01/26/32		200	211,200
Healthcare-Services 0.8%
DaVita, Inc., Gtd. Notes, 144A(v)	3.750	02/15/31		975	893,128
Holding Companies-Diversified 1.6%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		1,613	1,725,103

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250%	09/15/27	100	$99,738
Sr. Unsec’d. Notes, 144A(v)	5.000	06/15/29	300	286,524
				386,262
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32	300	165,244
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/28	85	90,138
Scotts Miracle-Gro Co. (The), Gtd. Notes(v)	4.375	02/01/32	250	230,751
				320,889
Iron/Steel 0.6%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	110	114,979
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(v)	9.250	10/01/28	500	523,800
				638,779
Leisure Time 0.9%
Carnival Corp.,
Gtd. Notes, 144A(v)	5.750	03/15/30	225	229,500
Gtd. Notes, 144A(v)	6.000	05/01/29	225	228,375

Viking Cruises Ltd., Gtd. Notes, 144A(v)	5.875	09/15/27	475	475,019
				932,894
Lodging 1.4%
MGM Resorts International, Gtd. Notes(v)	4.750	10/15/28	1,075	1,066,745
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(v)	5.625	08/26/28	425	424,154
				1,490,899
Machinery-Diversified 0.6%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A(v)	7.500	01/01/30	225	234,455
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(v)	11.500	09/01/28	400	424,329
				658,784
Media 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(v)	4.250	02/01/31	548	504,868
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	21,378
Gtd. Notes	7.375	07/01/28	25	23,033
Gtd. Notes	7.750	07/01/26	225	223,367

DISH Network Corp., Sr. Sec’d. Notes, 144A(v)	11.750	11/15/27	1,525	1,614,117

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes	4.875%	01/22/30		250	$241,328
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes(v)	4.250	01/15/30	GBP	875	1,085,233
					3,713,324
Mining 1.4%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.250	02/15/34		405	417,251
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A(v)	6.125	04/01/29		1,050	1,057,875
					1,475,126
Oil & Gas 3.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		75	90,323
Expand Energy Corp., Gtd. Notes(v)	4.750	02/01/32		850	835,604
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(v)	8.375	11/01/33		975	1,023,475
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.955(c)	09/30/29		69	67,884
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		230	226,284
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		276	271,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		230	226,283

Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	8.750	06/02/29		300	323,775
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes(v)	12.000	06/30/27	EUR	656	796,139
					3,861,307
Pharmaceuticals 0.9%
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	4.875	06/01/28		300	268,875
Grifols SA (Spain), Sr. Sec’d. Notes, 144A(v)	7.125	05/01/30	EUR	580	716,600
					985,475
Pipelines 0.4%
Venture Global LNG, Inc., Jr. Sub. Notes, 144A(v)	9.000(ff)	09/30/29(oo)		420	415,830
Real Estate 0.5%
Howard Hughes Corp. (The), Gtd. Notes, 144A(v)	4.125	02/01/29		575	551,622
Real Estate Investment Trusts (REITs) 0.7%
CFE Fibra E (Mexico), Sr. Unsec’d. Notes, 144A	5.875	09/23/40		200	200,860
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(v)	3.500	03/15/31		225	165,127
Gtd. Notes	5.000	10/15/27		100	96,896
Sr. Sec’d. Notes, 144A	8.500	02/15/32		25	26,614

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500%	04/01/32		190	$195,428
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		118	124,195
					809,120
Retail 3.4%
Brinker International, Inc., Gtd. Notes, 144A(v)	8.250	07/15/30		825	874,112
Carvana Co., Sr. Sec’d. Notes, 144A(v)	9.000	06/01/30		275	287,725
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(v)	11.000	11/30/28	EUR	1,085	1,393,331
Sr. Sec’d. Notes, 144A(v)	11.000	11/30/28	EUR	625	803,564

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A(v)	4.625	01/15/29		325	309,090
					3,667,822
Software 0.2%
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		165	170,403
Telecommunications 1.4%
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes	4.950	07/17/30		250	230,165
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		200	205,190
EchoStar Corp., Sr. Sec’d. Notes(v)	10.750	11/30/29		250	275,066
Frontier Communications Holdings LLC, Sec’d. Notes, 144A	6.750	05/01/29		200	202,013
Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	100	121,937
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon or PIK 11.750%	11.750	03/01/28	GBP	402	41,877
Total Play Telecomunicaciones SA de CV (Mexico), Sr. Sec’d. Notes	11.125	12/31/32		400	396,150
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		70	72,567
					1,544,965
Transportation 1.5%
Star Leasing Co. LLC, Sec’d. Notes, 144A(v)	7.625	02/15/30		325	315,745
XPO, Inc., Gtd. Notes, 144A(v)	7.125	02/01/32		1,225	1,286,340
					1,602,085

Total Corporate Bonds (cost $47,002,006)					48,695,393
Floating Rate and Other Loans 39.2%
Advertising 0.2%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.260%	9.262(c)	02/15/29		174	171,507

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Aerospace & Defense 0.2%
Azorra Soar Term B Loan Finance Limited (Cayman Islands), New Loan, 3 Month SOFR + 2.750%	6.788%(c)	10/18/29		248	$247,747
Agriculture 0.5%
Alltech, Inc., Term B-2 Loan, 1 Month SOFR + 4.364%	8.528(c)	08/13/30		522	522,324
Airlines 0.3%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.041(c)	04/01/31		347	347,655
Auto Parts & Equipment 1.9%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.913(c)	01/28/32		425	423,937
Constellation Automotive Group Ltd. (United Kingdom), Facility B (EUR) Commitment, 6 Month EURIBOR + 6.250%^	8.586(c)	04/03/31	EUR	1,000	1,150,569
First Brands Group LLC, Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.070(c)	03/30/28		600	33,000
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.054(c)	11/17/28		197	191,932
Term B Loan, 3 Month SOFR + 5.100%	9.203(c)	11/17/28		250	244,445
					2,043,883
Beverages 0.2%
Pegasus Bidco Bv (Netherlands), 2025-1 Dollar Term Loan, 1 Month SOFR + 2.750%	6.762(c)	07/12/29		191	191,442
Building Materials 0.6%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%^	9.413(c)	07/08/30		225	217,406
Covia Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.948(c)	02/26/32		224	224,998
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1 Month SOFR + 2.250%	6.122(c)	08/04/31		222	220,559
					662,963
Chemicals 1.7%
A-Ap Buyer, Inc., Initial Term Loan, 3 Month SOFR + 2.750%	6.752(c)	09/09/31		174	174,230
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.513(c)	08/18/28		344	322,740
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.158(c)	06/28/28		211	204,074
Nouryon Finance BV (Netherlands), November 2024 B-1 Dollar Term Loan, 1 Month SOFR + 3.250%	7.500(c)	04/03/28		187	186,990
Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.242(c)	10/09/31		100	99,210
Qnity Electronics, Inc., Term B Loan	—(p)	03/31/33		475	474,406
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	12/16/31		348	336,061
					1,797,711
Commercial Services 2.2%
Allied Universal Holdco LLC, Amendment No. 7 Replacement (USD) Term Loan, 1 Month SOFR + 3.350%	7.513(c)	08/20/32		550	551,700

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Belfor Holdings, Inc., Tranche B-5 Term Loan, 1 Month SOFR + 2.750%	6.913%(c)	11/01/30	239	$239,195
Belron Finance 2019 LLC, 2031 Dollar Term Loan, 3 Month SOFR + 2.500%	6.742(c)	10/16/31	1	810
Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	8.002(c)	04/09/31	273	271,262
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.502(c)	01/31/31	148	135,534
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.500%	6.663(c)	06/02/31	149	147,329
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.199(c)	05/04/28	199	198,289
Neon Maple Purchaser, Inc., First amend Tranche Term B-1 Loan, 1 Month SOFR + 2.750%	6.913(c)	11/17/31	323	323,262
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.263(c)	11/02/27	201	195,848
Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	8.002(c)	11/30/30	149	147,546
VT Topco, Inc., Second Amendment Term Loan, 1 Month SOFR + 3.000%	7.163(c)	08/09/30	174	168,375
				2,379,150
Computers 1.5%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752(c)	06/30/32	500	499,166
Fortress Intermediate 3, Inc., 2025 Term B Loan, 1 Month SOFR + 3.000%	7.255(c)	06/27/31	227	227,312
Indy US Bidco, LLC, 2025 Term Loan, 1 Month SOFR + 2.500%	6.663(c)	10/31/30	206	205,529
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.223(c)	03/01/29	234	222,775
NCR Atleos Corp., Term Loan	—(p)	04/16/29	134	134,400
Sandisk Corp., Term B Loan, 1 Month SOFR + 3.000%	7.135(c)	02/23/32	338	337,078
				1,626,260
Consumer Services 0.9%
Parfums De Marly, Term Loan, 3 Month SOFR + 5.250%^	9.530(c)	09/01/28	935	925,650
Distribution/Wholesale 0.3%
Protective Industrial Products, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	8.163(c)	05/21/32	350	339,281
Diversified Financial Services 1.2%
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.750%	6.913(c)	09/15/31	347	347,340
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 3.000%	7.150(c)	03/18/30	642	642,962
Jefferies Finance LLC, Initial Term Loan 2024, 1 Month SOFR + 2.750%	6.924(c)	10/21/31	298	297,006
				1,287,308

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Education 0.4%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	9.612%(c)	11/27/28	GBP	68	$90,863
Acquisition/Capex Facility 1, SONIA + 5.500%^	9.612(c)	11/27/28	GBP	61	81,922
Acquisition/Capex Facility 4, 6 Month EURIBOR + 5.500%^	7.582(c)	11/27/28	EUR	34	40,418
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	2.000(c)	11/27/28	EUR	7	9,955
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	7.577(c)	11/27/28	EUR	134	156,941
Acquisition/Capex Facility 6, 3 Month SOFR + 5.500%^	1.879(c)	11/27/28	GBP	45	60,916
Facility B, SONIA + 5.500%^	9.711(c)	11/27/28	GBP	25	33,862
					474,877
Electric 0.2%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 3.750%	7.752(c)	05/01/31		252	252,201
Electronics 0.2%
Pinnacle Buyer, LLC,
Delayed Draw Term Loan	1.000	09/30/32		28	28,249
Term Loan	—(p)	09/30/32		147	146,897
					175,146
Engineering & Construction 0.8%
Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	7.163(c)	05/17/28		246	245,343
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.750%	6.932(c)	07/01/31		149	149,557
Initial Term Loan, 1 Month SOFR + 2.500%	6.663(c)	07/01/31		99	99,018

Red SPV LLC (United Kingdom), Initial Term Loan, 1 Month SOFR + 2.250%	6.386(c)	03/15/32		349	349,125
					843,043
Entertainment 2.1%
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	6.413(c)	02/06/31		196	194,872
Cinemark USA, Inc., Term Loan, 3 Month SOFR + 2.250%	6.373(c)	05/24/30		246	245,572
Crown Finance US, Inc. (United Kingdom), Term B Loan, 1 Month SOFR + 4.500%	8.780(c)	12/02/31		200	199,001
ECL Entertainment LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	7.163(c)	08/30/30		125	124,844
Entain PLC (United Kingdom), Facility B-6, 1 Month SOFR + 2.250%	6.252(c)	10/31/29		347	346,098
Hershend Entertainment Co LLC, Term B Loan, 1 Month SOFR + 3.250%	7.413(c)	05/27/32		125	125,103
J&J Ventures Gaming LLC, 2025 Term Loan, 3 Month SOFR + 5.000%	—(p)	04/26/30		500	494,687
Voyager Parent LLC, First Lien Term B Loan, 3 Month SOFR + 4.750%	8.752(c)	07/01/32		575	575,719
					2,305,896
Environmental Control 1.7%
Action Environmental Group, Inc. (The), 2025 Term B Loan, 3 Month SOFR + 3.250%^	7.252(c)	10/24/30		489	489,055
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.671(c)	03/03/32		450	449,625
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 1 Month SOFR + 3.750%	7.885(c)	10/17/30		74	74,616

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Environmental Control (cont’d.)
Madison Iaq LLC, 2025 Incremental Term Loan, 6 Month SOFR + 3.250%	7.452%(c)	05/06/32		274	$275,341
Mip V Waste Holdings LLC, Tranche B-2 Term Loan, 1 Month SOFR + 2.750%^	6.913(c)	08/20/32		75	75,094
Tidal Waste & Recycling Holdings LLC, Term B Loan, 3 Month SOFR + 3.000%	7.002(c)	10/24/31		199	199,933
WIN Waste Innovations Holdings, Inc., New Term B-1 Loan, 1 Month SOFR + 3.864%	8.028(c)	03/24/28		234	235,438
					1,799,102
Food Service 0.3%
Gategroup Finance (Switzerland), Senior Facility B (USD) Loan, 3 Month SOFR + 4.250%	8.556(c)	06/10/32		324	323,657
Foods 0.8%
Froneri International Limited, Term Loan	—(p)	08/31/32		600	598,703
Nourish Buyer I, Inc., Initial Term Loan, 3 Month SOFR + 4.500%^	8.829(c)	07/08/32		275	274,312
					873,015
Forest Products & Paper 0.3%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.449(c)	11/04/31		280	277,643
Hand/Machine Tools 0.4%
Alliance Laundry Systems, Initial Term B Loan, 1 Month SOFR + 2.250%	6.385(c)	08/19/31		327	326,761
Madison Safety & Flow LLC, 2025 Incremental Term B Loan, 1 Month SOFR + 2.750%	6.913(c)	09/26/31		124	124,158
					450,919
Healthcare 1.2%
Envision Healthcare Operating, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 6.500%	10.663(c)	06/25/30		419	422,113
Nidda Healthcare GmbH (Germany), Facility B-2 (GBP) Loan, SONIA + 4.750%	8.724(c)	02/21/30	GBP	650	874,623
					1,296,736
Healthcare & Pharmaceuticals 0.2%
Loire Finco Luxembourg Sarl (Luxembourg), Additional Facility USD, 3 Month SOFR + 4.000%	8.308(c)	01/21/30		249	248,752
Healthcare-Products 0.2%
Bausch & Lomb Corp., Third Amendment Term Loan, 1 Month SOFR + 4.250%	8.413(c)	01/15/31		224	224,437
Healthcare-Services 0.6%
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.663(c)	02/21/31		246	246,263
Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.512%	8.820(c)	11/20/26		496	423,867
					670,130

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Holding Companies-Diversified 0.3%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.810%(c)	12/19/30		307	$305,907
Home Furnishings 0.2%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.513(c)	06/29/28		250	233,107
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.002(c)	07/08/31		196	144,505
Insurance 0.4%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.163(c)	11/06/30		271	270,168
Asurion LLC, New B-11 Term Loan, 1 Month SOFR + 4.350%	8.513(c)	08/21/28		196	196,494
					466,662
Internet 1.0%
Denali Intermediate Holdings, Inc., Term Loan, 1 Month SOFR + 5.500%^	9.666(c)	05/31/32		848	839,861
MH Sub I LLC,
2023 May New Term Loan, 3 Month SOFR + 4.250%	8.252(c)	05/03/28		155	148,928
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.413(c)	12/31/31		105	96,450
					1,085,239
Investment Companies 1.9%
Deep Blue Operating I LLC, Term B Loan	—(p)	09/30/32		200	200,000
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500	10/31/29	GBP	1,321	1,877,589
					2,077,589
Leisure Time 1.6%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.000%^	9.163(c)	07/09/32		589	583,947
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	500	576,752
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.163(c)	05/01/31		148	147,939
Recess Holdings, Inc., Amendment No .5 Term Loan, 3 Month SOFR + 3.750%	8.069(c)	02/20/30		247	248,030
SGH2 LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%	8.508(c)	08/18/32		225	225,000
					1,781,668
Machinery-Diversified 0.8%
Graftech Global Enterprises, Inc., Initial Term Loan, 1 Month SOFR + 6.000%	10.158(c)	12/21/29		255	259,000
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month SOFR + 3.614%	7.778(c)	05/26/28		194	188,410

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)
Innio Group Holding GmbH, 2025 Amended Facility B (USD ), 1 Month SOFR + 2.250%	6.386%(c)	11/02/28	123	$122,971
TK Elevator Midco GmbH (Germany), (USD) Term B Loan, 6 Month SOFR + 3.000%	7.197(c)	04/30/30	316	317,076
				887,457
Media 0.4%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.650(c)	01/18/28	246	243,750
Univision Communications, Inc., 2024 Replacement First Lien Term Loan, 1 Month SOFR + 3.614%	7.778(c)	01/31/29	196	194,625
				438,375
Metal Fabricate/Hardware 1.5%
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.663(c)	08/16/29	295	295,727
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30	279	281,386
Initial Term Loan, 3 Month SOFR + 6.500%	10.502(c)	04/23/30	266	268,609

Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.698(c)	10/12/28	297	295,515
Tiger Acquisition LLC, Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.635(c)	08/23/32	150	149,362
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	10.292(c)	03/01/30	316	311,179
				1,601,778
Mining 0.1%
Arsenal Aic Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	6.913(c)	08/18/30	155	155,107
Miscellaneous Manufacturing 0.4%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.778(c)	11/30/28	246	244,933
Plastipak Holdings, Inc., Term Loan	—(p)	09/30/32	175	174,912
				419,845
Oil & Gas 0.2%
Apro LLC, Initial Term Loan, 1 Month SOFR + 3.750%	7.942(c)	07/09/31	198	197,010
Oil & Gas Services 0.2%
MRC Global (US), Inc., Term Loan, 1 Month SOFR + 3.500%^	7.663(c)	10/29/31	249	249,372
Packaging & Containers 0.6%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	7.163(c)	03/22/29	74	74,190
Owens-Brockway Glass Container Inc., Term B Loan^	—(p)	10/31/32	150	149,625

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)
Ring Container Technologies Group LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.663%(c)	09/30/32		200	$199,562
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.752(c)	09/15/28		197	192,912
					616,289
Pharmaceuticals 1.7%
Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan, 1 Month SOFR + 3.500%	7.663(c)	08/02/32		400	399,000
Asterix Holdco GmbH (Germany), Term B-2 Loan, 3 Month EURIBOR + 4.750%	6.766(c)	03/29/32	EUR	500	588,676
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	8.102(c)	10/01/27		250	245,619
IVC Acquisition Ltd. (United Kingdom), Facility B-13, SONIA + 5.119%	9.088(c)	12/12/28	GBP	350	471,565
Sharp Services LLC, Tranche D Term Loan, 3 Month SOFR + 3.250%	7.568(c)	12/29/28		192	191,473
					1,896,333
Pipelines 0.4%
CPPIB OVM Member US LLC, Initial Term Loan, 3 Month SOFR + 2.500%	6.502(c)	08/20/31		149	148,733
Rockpoint Gas Storage Partners LP (Canada), Term B Loan, 3 Month SOFR + 3.000%	7.002(c)	09/18/31		304	304,962
					453,695
Real Estate Investment Trusts (REITs) 1.2%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.400(c)	06/13/30		150	150,560
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 2.500%	6.663(c)	05/09/29		180	181,099
Brookfield Properties Retail Holding LLC, 2025 Replacement Term Loan, 1 Month SOFR + 3.500%	7.663(c)	05/28/30		998	999,578
					1,331,237
Retail 0.7%
Dave & Buster’s, Inc., 2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	7.563(c)	11/01/31		272	249,304
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.413(c)	01/23/32		176	176,049
Peer Holding III BV (Netherlands), Term B-4B Loan, 3 Month SOFR + 2.500%	6.502(c)	10/26/30		174	173,732
PrimeSource/Park River Holdings, 2025 First Lien Term B Loan	—(p)	03/31/31		125	124,922
					724,007
Software 2.7%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	6.913(c)	02/15/29		275	274,189
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.199(c)	07/30/31		370	369,323
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	7.030(c)	05/01/31		196	193,444
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.663(c)	01/30/32		423	419,687

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Inmar, Inc., 2025 First Lien Term Loan, 1 Month SOFR + 4.500%	8.582%(c)	10/30/31		347	$345,053
Voodoo SAS (France), Term Loan, 3 Month EURIBOR + 5.000%^	6.980(c)	04/30/30	EUR	1,000	1,127,494
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.663(c)	12/21/29		246	212,259
					2,941,449
Telecommunications 1.0%
Crown Subsea Communications Holding, Inc., 2025 Term Loan, 1 Month SOFR + 3.500%	7.663(c)	01/30/31		100	100,278
Level 3 Financing, Inc., Term B-4 Loan	—(p)	03/29/32		275	275,115
Lumen Technologies, Inc., Term B-1 Loan, 1 Month SOFR + 2.464%	6.628(c)	04/15/29		274	271,550
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%^	7.723(c)	10/30/31		398	398,000
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.013(c)	10/01/31		75	75,187
					1,120,130
Transportation 0.7%
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month SOFR + 2.500%	6.711(c)	08/15/30		296	295,864
New Term Loan C, 3 Month SOFR + 2.500%	6.711(c)	08/15/30		54	54,136

Savage Enterprises LLC, Term B Loan, 1 Month SOFR + 2.500%	6.750(c)	08/04/32		374	374,140
					724,140

Total Floating Rate and Other Loans (cost $42,692,237)					42,609,336
Residential Mortgage-Backed Securities 3.9%
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.026(c)	05/26/66	EUR	600	686,801
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.856(c)	05/25/33		1,742	1,762,259
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.690(c)	03/29/27		1,752	1,769,757

Total Residential Mortgage-Backed Securities (cost $4,121,093)					4,218,817
Sovereign Bonds 4.0%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	8.250	05/09/28		300	300,585
Sr. Unsec’d. Notes	9.500	11/12/25		310	310,000

Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(v)	5.500	11/06/30		400	408,400
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	330	386,468
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	240	278,109

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A(v)	6.750	09/23/55		565	598,753
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	104	116,289
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	201	235,394
Sr. Unsec’d. Notes(v)	5.875	10/17/31	EUR	600	700,468

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ivory Coast Government International Bond (Ivory Coast), (cont’d.)
Sr. Unsec’d. Notes, 144A(v)	8.075%	04/01/36	550	$568,700

Romanian Government International Bond (Romania), Bonds, 144A	6.625	05/16/36	430	436,196

Total Sovereign Bonds (cost $4,051,075)				4,339,362
U.S. Treasury Obligation(k) 0.9%
U.S. Treasury Notes (cost $919,574)	3.625	08/31/29	915	912,855

	Shares
Common Stock 0.2%
Gas Utilities
Ferrellgas Partners LP (Class B Stock)*(x) (cost $215,061)	1,029	153,163
Preferred Stock 0.0%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x) (cost $25,250)	25	25,000

Total Long-Term Investments (cost $137,809,612)		140,259,296

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,978,012)(wb)	1,978,012	1,978,012

TOTAL INVESTMENTS 131.0% (cost $139,787,624)		142,237,308
Liabilities in excess of other assets(z) (31.0)%		(33,632,163)

Net Assets 100.0%		$108,605,145

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
IG	Investment Grade
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TD	The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,966,066 and 10.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	$200,000	$205,190	0.2%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	25,250	25,000	0.0
Ferrellgas Partners LP (Class B Stock)*	07/26/24	215,061	153,163	0.2
Total		$440,311	$383,353	0.4%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at September 30, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $45,257)^	46	$45,257	$—	$—
Unfunded loan commitments outstanding at September 30, 2025:
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $37,841)^	38	$38,084	$243	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $63,067)^	64	63,472	405	—
Denali Intermediate Holdings, Inc., Revolver Loan, —%(p), Maturity Date 05/31/32 (cost $83,998)^	85	83,986	—	(12)
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $420,000)	420	424,200	4,200	—
Dukes Education Group Ltd., Term Loan, 1.000%, Maturity Date 11/27/28 (cost $504,104)^	399	536,114	32,010	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $151,337)	145	148,000	—	(3,337)
		$1,293,856	$36,858	$(3,349)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	2 Year U.S. Treasury Notes	Dec. 2025	$6,877,148	$5,708

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
72	5 Year U.S. Treasury Notes	Dec. 2025	$7,862,062	$7,497
40	Bloomberg IG Credit	Dec. 2025	4,251,000	(3,279)
				$9,926
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	BNP	GBP	459	$621,718	$616,888	$—	$(4,830)
Expiring 10/02/25	JPM	GBP	182	247,641	245,326	—	(2,315)
Expiring 10/02/25	JPM	GBP	41	55,754	55,417	—	(337)
Expiring 10/02/25	MSI	GBP	4,066	5,501,857	5,468,985	—	(32,872)
Expiring 10/02/25	MSI	GBP	87	117,071	116,521	—	(550)
Expiring 11/05/25	MSI	GBP	55	73,692	73,686	—	(6)
Euro,
Expiring 10/02/25	BOA	EUR	11,585	13,612,764	13,603,429	—	(9,335)
Expiring 10/02/25	MSI	EUR	210	244,699	246,006	1,307	—
				$20,475,196	$20,426,258	1,307	(50,245)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	JPM	GBP	4,815	$6,503,100	$6,475,584	$27,516	$—
Expiring 10/02/25	JPM	GBP	20	27,674	27,553	121	—
Expiring 11/05/25	MSI	GBP	4,066	5,502,719	5,469,867	32,852	—
Expiring 11/05/25	MSI	GBP	97	130,974	130,879	95	—
Euro,
Expiring 10/02/25	BNP	EUR	57	67,898	67,465	433	—
Expiring 10/02/25	BOA	EUR	11,172	13,045,588	13,118,580	—	(72,992)
Expiring 10/02/25	TD	EUR	565	670,154	663,390	6,764	—
Expiring 11/05/25	BOA	EUR	11,585	13,640,592	13,631,846	8,746	—
Expiring 11/05/25	GSI	EUR	123	144,397	144,306	91	—
				$39,733,096	$39,729,470	76,618	(72,992)
						$77,925	$(123,237)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA††	08/02/27	1.650%(M)	2,000	*	$2,674	$(109)	$2,783	GSI
††	The value of the contract, GS_24-PCA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/25	1.000%(Q)	156	1.150%	$(13)	$(548)	$535	MSI
Petroleos Mexicanos	12/24/25	3.750%(Q)	100	1.151%	680	—	680	GSI
Petroleos Mexicanos^	03/23/26	4.100%(Q)	450	*	5,515	—	5,515	GSI
Petroleos Mexicanos^	05/07/26	4.750%(Q)	554	*	13,193	—	13,193	GSI
Republic of Argentina	06/20/26	5.000%(Q)	560	7.132%	(7,595)	(5,496)	(2,099)	MSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	500	1.821%	(6,671)	(13,182)	6,511	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	95	0.872%	110	(337)	447	GSI
					$5,219	$(19,563)	$24,782
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Reverse repurchase agreements outstanding at September 30, 2025:
Broker	Interest Rate(cc)	Trade Date	Cost	Maturity Date	Value at September 30, 2025
BNP Paribas S.A.	2.260%	08/19/25	$745,034	Open	$749,374
BNP Paribas S.A.	2.260%	08/19/25	657,541	Open	661,372
BNP Paribas S.A.	2.260%	08/19/25	645,197	Open	648,956
BNP Paribas S.A.	2.260%	08/19/25	1,291,796	Open	1,299,321
BNP Paribas S.A.	2.260%	08/19/25	911,681	Open	916,992
BNP Paribas S.A.	2.520%	05/02/25	1,313,119	Open	1,356,028
BNP Paribas S.A.	4.170%	08/15/25	369,500	Open	369,500
BNP Paribas S.A.	4.240%	04/29/25	404,938	Open	404,938
BNP Paribas S.A.	4.300%	02/26/25	222,000	Open	222,000
BNP Paribas S.A.	4.320%	07/31/25	520,800	Open	520,800
BNP Paribas S.A.	4.320%	08/15/25	189,500	Open	189,500
BNP Paribas S.A.	4.420%	02/26/25	467,500	Open	467,500
BNP Paribas S.A.	4.420%	04/29/25	438,781	Open	438,781
BNP Paribas S.A.	4.420%	08/15/25	184,250	Open	184,250
BNP Paribas S.A.	4.430%	05/14/24	711,750	Open	711,750
BNP Paribas S.A.	4.430%	06/10/25	205,313	Open	205,313
BNP Paribas S.A.	4.430%	06/10/25	266,906	Open	266,906
BNP Paribas S.A.	4.430%	06/10/25	183,750	Open	183,750
BNP Paribas S.A.	4.430%	06/10/25	261,594	Open	261,594
BNP Paribas S.A.	4.430%	06/10/25	207,281	Open	207,281
BNP Paribas S.A.	4.430%	06/10/25	214,375	Open	214,375
BNP Paribas S.A.	4.430%	08/28/25	681,000	Open	681,000
BNP Paribas S.A.	4.440%	01/07/25	1,385,625	Open	1,385,625
BNP Paribas S.A.	4.450%	10/15/24	220,313	Open	220,313
BNP Paribas S.A.	4.450%	10/15/24	256,750	Open	256,750
BNP Paribas S.A.	4.450%	10/15/24	488,125	Open	488,125
BNP Paribas S.A.	4.450%	02/26/25	446,875	Open	446,875
BNP Paribas S.A.	4.450%	02/26/25	753,187	Open	753,187
BNP Paribas S.A.	4.450%	02/26/25	378,500	Open	378,500
BNP Paribas S.A.	4.450%	02/26/25	418,750	Open	418,750
BNP Paribas S.A.	4.450%	06/02/25	227,219	Open	227,219
BNP Paribas S.A.	4.460%	07/31/25	354,500	Open	354,500
BNP Paribas S.A.	4.470%	03/07/25	168,750	Open	168,750
BNP Paribas S.A.	4.470%	03/07/25	252,375	Open	252,375
BNP Paribas S.A.	4.470%	03/07/25	679,000	Open	679,000
BNP Paribas S.A.	4.470%	05/01/25	199,063	Open	199,063
BNP Paribas S.A.	4.470%	05/01/25	180,750	Open	180,750
BNP Paribas S.A.	4.470%	05/01/25	215,719	Open	215,719
BNP Paribas S.A.	4.470%	06/10/25	173,250	Open	173,250
BNP Paribas S.A.	4.490%	04/29/25	861,250	Open	861,250
BNP Paribas S.A.	4.500%	02/23/24	907,031	Open	907,031
BNP Paribas S.A.	4.500%	02/23/24	1,148,437	Open	1,148,437
BNP Paribas S.A.	4.500%	03/04/24	608,344	Open	608,344
BNP Paribas S.A.	4.500%	03/07/25	112,750	Open	112,750
BNP Paribas S.A.	4.520%	08/28/24	475,062	Open	475,062
BNP Paribas S.A.	4.540%	02/12/24	743,750	Open	743,750
BNP Paribas S.A.	4.540%	02/12/24	1,012,781	Open	1,012,781
BNP Paribas S.A.	4.540%	03/19/24	1,685,250	Open	1,685,250
BNP Paribas S.A.	4.540%	03/19/24	2,072,875	Open	2,072,875
BNP Paribas S.A.	4.540%	03/21/24	2,085,000	Open	2,085,000
BNP Paribas S.A.	4.540%	06/28/24	383,400	Open	383,400
BNP Paribas S.A.	4.540%	07/17/24	415,363	Open	415,363
BNP Paribas S.A.	4.540%	07/17/24	235,500	Open	235,500
BNP Paribas S.A.	4.540%	07/17/24	470,062	Open	470,062
BNP Paribas S.A.	4.570%	04/11/24	915,750	Open	915,750
BNP Paribas S.A.	4.570%	04/11/24	363,906	Open	363,906
BNP Paribas S.A.	4.570%	04/11/24	836,250	Open	836,250
BNP Paribas S.A.	4.770%	09/05/25	903,616	Open	898,771
			$34,128,734		$34,191,564

PGIM Credit Income Fund
Schedule of Investments  (unaudited) (continued)
as of September 30, 2025
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Corporate Bonds	$—	$—	$—	$31,486,993	$31,486,993
Sovereign Bonds	—	—	—	2,704,571	2,704,571
Total Borrowings	$ —	$—	$ —	$34,191,564	$34,191,564
During the reporting period ended September 30, 2025, the Fund held reverse repurchase agreements with an average value of $32,077,473 and a daily weighted average interest rate of 4.664%. In addition, cash of $1,225,000 and Corporate Bonds with a market value of $38,458,192 has been segregated as collateral to cover the requirements for the reverse repurchase agreements outstanding at period end.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).